February 7, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The Gabelli Westwood Funds (the "Trust")
                  FILE NOS. 33-06790/811-04719

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the two Prospectuses for the above-named Trust do not differ from that contained in Post-Effective Amendment No. 23 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 1, 2001 (Accession #00000935069-01-000052).


         If you have any questions, concerning this filing, you may contact the undersigned at (617) 535-0535. Please acknowledge receipt of this transmission via Private Mailbox at FIRSTDATAIN1@EDGAR.WANMAIL.NET.


                                                Very truly yours,


                                                /s/ Arlene Wallace
                                                Arlene Wallace
                                                Senior Regulatory Administrator

cc:      B. Alpert
         J. McKee
         G. Rawitz, Esq.
         T. Hamlin
         L. Dowd